Condensed Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 4,014,578	$ 3,383,568	$ 114,227
Inventory			11,064
Prepaid	69,494
Total current assets	4,084,072	3,383,568	125,291
Other asset	10,000	10,000	10,000
Property and equipment, net	113,435	105,061	95,371
Total Assets	4,207,507	3,498,629	230,662
Accounts payable	22,941	15,505	20,235
Accrued compensation	48,000	47,000	35,000
Accrued interest	26,065	41,851	23,013
Accrued interest – related party	73,151	67,505	44,921
Convertible Notes, net of discount of $46,774 and $206,157, respectively	39,576	193,243	44,867
Derivative Liability	76,423	290,712	700,719
Loan payable – related party	179,191	179,191	179,191
Loans payable	45,000	45,000	53,212
Current Liabilities:
Total Liabilities	510,347	880,007	1,101,158
Commitments and Contingencies
STOCKHOLDERS’ EQUITY
Series A preferred stock, $0.001 par value, 5,000,000 shares authorized, 4,000,000 and issued and outstanding	5,000	5,000	5,000
Series B preferred stock, $0.001 par value, 5,000,000 shares authorized, 500,000 shares issued	500	500	500
Series C preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued
Common Stock Value	1,452,935	1,234,006	368,061
Discount to common stock	(94,708)	(94,708)
Additional paid in capital	13,041,347	11,865,439	5,321,885
Accumulated Deficit	(10,707,914)	(10,391,615)	(6,565,942)
TOTAL STOCKHOLDERS’ EQUITY	3,697,160	2,618,622	(870,496)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 4,207,507	3,498,629	$ 230,662
As Previously Reported
Current assets:
Cash		3,383,568
Total current assets		3,383,568
Other asset		10,000
Property and equipment, net		105,061
Total Assets		3,498,629
Accounts payable		15,505
Accrued compensation		47,000
Accrued interest		41,851
Accrued interest – related party		67,505
Convertible Notes, net of discount of $46,774 and $206,157, respectively		193,243
Derivative Liability		290,712
Loan payable – related party		179,191
Loans payable		45,000
Current Liabilities:
Total Liabilities		880,007
Commitments and Contingencies
STOCKHOLDERS’ EQUITY
Series A preferred stock, $0.001 par value, 5,000,000 shares authorized, 4,000,000 and issued and outstanding		5,000
Series B preferred stock, $0.001 par value, 5,000,000 shares authorized, 500,000 shares issued		500
Series C preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued
Common Stock Value		1,234,006
Discount to common stock		(94,708)
Additional paid in capital		11,865,439
Accumulated Deficit		(10,391,615)
TOTAL STOCKHOLDERS’ EQUITY		2,618,622
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 3,498,629